COMMITMENTS AND CONTINGENCIES	12 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 16- COMMITMENTS AND CONTINGENCIES

Lease commitment

Lisite Science leases office and warehouse space from Keenest, a related party, with annual rent of approximately $295 (RMB2,000) until July 20, 2022.

The future minimum lease payments for non-cancelable operating leases held by the Company as of June 30, 2021 was $295, which will be paid in fiscal year ended June 30, 2022.